Overview (Details) $ in Millions	12 Months Ended
	Mar. 31, 2016	Nov. 30, 2015 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of segments	1
Calpian U.S. Operations [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Liabilities assumed by the buyer		$ 8.3